PREPAYMENTS AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
PREPAYMENTS AND OTHER CURRENT ASSETS, NET

6. PREPAYMENTS AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets are as follows:

	December 31,	December 31,	December 31,
	2021	2022	2022
	RMB	RMB	US$
			(Note 3)
Employee advances	1,294,840	1,785,204	258,830
Input VAT recoverable	2,310,475	2,632,299	381,647
Prepayments and deposits	465,073,710	266,027,845	38,570,412
Receivable in relating to disposal of a subsidiary	55,251,240	—	—
Other receivables, net of allowance for doubtful accounts of RMB5,655,941 and RMB22,738,176, as of December 31, 2021 and 2022, respectively	4,179,023	2,042,230	296,096
	528,109,288	272,487,578	39,506,985

In March 2021, the Group signed a Bitcoin mining machine purchase agreement with Bitmain Technologies Limited. Pursuant to the purchase agreement, the Company will purchase 24,000 Antminer S19j Bitcoin mining machines, for a total consideration of US$82.8 million payable in installments according to the agreed time schedule. As of December 31,2022, the Group has prepaid RMB 513.7 million (US$74.5 million). As of December 31,2022, the Group received and confirmed 11,614 Antminer S19j Bitcoin mining machines as fixed assets of RMB 273.2 million (US$39.6 million), which the Group has reclassified such to property and equipment during December 31, 2022.

In August 2021, we formally stepped into the NFT business. In November 2021, we have entered into license agreements with international sports stars pursuant to which they have, respectively, granted us license to use their likeness for production of NFTs. As of December 31,2022, the Group has prepaid to the sports stars of RMB 135.5 million (US$ 19.6 million). Due to the instability of the NFT business development the Group recorded a full impairment of such prepayment amount at December 31, 2022.

In November 2021, the Group signed Antminer S19j Bitcoin mining machines hosting service agreements with Compute North LLC and Miningsky Technologies(manitoba)Inc. As of December 31, 2022, the Group has prepaid RMB 23.7 million (US$ 3.4 million). Due to Compute North and Miningsky Technologies breach of contracts, the Group terminated the agreements with them, and expected that the prepayment will not be recovered. The Group recorded a full impairment of such prepayment amount at Decembef 31, 2022.